	Clifford Capital International Value Fund
Schedule of Investments		June 30, 2022 (unaudited)
		Shares	FairValue
95.99%	COMMON STOCKS
4.61%	CANADA
	Enbridge Inc. . . . . . . . . . . . . .	313	$13,227
	Manulife Financial Corp. . . . . . . . .	668	11,577
			24,804
6.04%	CHINA
	CITIC Ltd. . . . . . . . . . . . . . . .	22,000	22,289
	Ping An Insurance Group Company of
	China Ltd. . . . . . . . . . . . . . .	1,500	10,198
			32,487
2.82%	FINLAND
	Nokia Oyj ADR . . . . . . . . . . . . .	3,288	15,158
14.94%	FRANCE
	Airbus SE . . . . . . . . . . . . . . .	124	12,014
	Capgemini SE . . . . . . . . . . . . .	52	8,907
	Carrefour SA . . . . . . . . . . . . .	950	16,810
	Danone SA . . . . . . . . . . . . . .	149	8,316
	Engie SA . . . . . . . . . . . . . . .	1,050	12,067
	Schneider Electric SE . . . . . . . . . .	60	7,099
	Societe Generale SA . . . . . . . . . .	695	15,215
			80,428
6.26%	GERMANY
	Bayer AG* . . . . . . . . . . . . . . .	234	13,909
	Continental AG . . . . . . . . . . . .	120	8,363
	Fresenius Medical Care AG & Co.
	KGaA ADR . . . . . . . . . . . . .	458	11,423
			33,695
2.51%	HONG KONG
	CK Hutchison Holdings Ltd. . . . . . . .	2,000	13,521

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QUARTERLY REPORT

	Clifford Capital International Value Fund
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	FairValue
2.20%	ITALY
	Enel SpA . . . . . . . . . . . . . . .	2,167	$11,854
10.99%	JAPAN
	Astellas Pharma Inc. . . . . . . . . . .	1,100	17,147
	Kao Corp. . . . . . . . . . . . . . . .	300	12,099
	MS&AD Insurance Group Holdings, Inc. . .	400	12,258
	Takeda Pharmaceutical Co. Ltd. ADR . . .	1,257	17,648
			59,152
4.48%	NETHERLANDS
	Koninklijke Ahold Delhaize N.V. . . . . .	495	12,896
	Koninklijke Philips N.V. ADR . . . . . . .	521	11,217
			24,113
7.02%	SPAIN
	Banco Santander S.A. ADR . . . . . . .	4,924	13,787
	Telefonica S.A. ADR . . . . . . . . . .	4,680	24,008
			37,795
1.92%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR . .	1400	10,360
2.29%	SWITZERLAND
	Roche Holding AG . . . . . . . . . . .	37	12,346
27.12%	UNITED KINGDOM
	Aviva PLC . . . . . . . . . . . . . . .	2,348	11,472
	BAE Systems plc . . . . . . . . . . . .	1,690	17,079
	BT Group PLC . . . . . . . . . . . . .	7,725	17,519
	HSBC Holdings plc ADR . . . . . . . .	619	20,223
	Liberty Global plc . . . . . . . . . . .	670	14,104
	Rolls-Royce Holdings plc . . . . . . . .	10,145	10,244
	Shell PLC ADR . . . . . . . . . . . . .	377	19,713
	Unilever PLC ADR . . . . . . . . . . .	370	16,957
	Vodafone Group PLC ADR . . . . . . .	1,198	18,665
			145,976
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QUARTERLY REPORT

	Clifford Capital International Value Fund
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	FairValue
2.79%	UNITED STATES
	Schlumberger Ltd. . . . . . . . . . . .	419	$14,983
95.99%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		516,672
1.48%	MONEY MARKET FUNDS
	Fifth Third Banksafe Trust . . . . . . . .	7,979	7,979
97.47%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		524,651
2.53%	Other assets, net of liabilities . . . . . . . . . . . . . .		13,631
100.00%	NET ASSETS . . . . . . . . . . . . . .	. . . . . . .	$538,282

*Non-income producing

**Effective 7 day yield as of June 30, 2022

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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QUARTERLY REPORT

Clifford Capital International Value Fund

Schedule of Investments - continued	June 30, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2		Level 3
		Other
		Significant		Significant
	Quoted	Observable	Unobservable
	Prices	Inputs		Inputs	Total
Common Stocks . . . . . .	516,672	—		—	516,672
Money Market Funds . . . .	7,979	—		—	7,979
Total Investments . . . . . . $	524,651	$—	$	— $	524,651

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $547,909 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$8,179
Gross unrealized depreciation . . . .	(31,437)
Net unrealized appreciation . . . . .
$(23,258)

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QUARTERLY REPORT